Property and Equipment - Schedule of Changes in Property in Own Use (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	€ 1,659
Amounts recognised in the statement of profit or loss for the year [abstract]
Closing balance	3,172	[1]	€ 1,659
Property and equipment	1,659		1,659
Property in own use [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	780		774
Additions	5		5
- Transfers to and from Investment properties	(1)		11
Amounts recognised in the statement of profit or loss for the year [abstract]
- Depreciation	(11)		(14)
- Impairments	(2)		(4)
- Reversal of impairments	6		17
Total amounts recognised in the statement of profit or loss for the year	7		1
Revaluations recognised in equity during the year	58		23
Disposals	(72)		(12)
Exchange rate differences	(7)		(20)
Closing balance	757		780
Property and equipment	780		774
Revaluation surplus [abstract]
Opening balance	280		279
Revaluation in the year	59		1
Closing balance	339		280
Property in own use [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,320
Amounts recognised in the statement of profit or loss for the year [abstract]
Closing balance	1,279		1,320
Property and equipment	1,320		1,320
Property in own use [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	387
Amounts recognised in the statement of profit or loss for the year [abstract]
Closing balance	385		387
Property and equipment	387		387
Property in own use [member] | Accumulated impairments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	153
Amounts recognised in the statement of profit or loss for the year [abstract]
Closing balance	137		153
Property and equipment	€ 153		€ 153

[1]

1 The amounts for the period ended December 2019 have been prepared in accordance with IFRS 16. The right-of-use-assets are presented under line-item 'Property and Equipment' and the lease liability is included in line-item 'Other liabilities'. Prior period amounts have not been restated.